As filed with the Securities and Exchange Commission on July 20, 2001
                                                      1933 Act File No. 02-90946
                                                      1940 Act File No. 811-4015
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER

                          THE SECURITIES ACT OF 1933     [   ]

                        POST-EFFECTIVE AMENDMENT NO. 77  [ x ]
                             REGISTRATION STATEMENT
                                      UNDER

                      THE INVESTMENT COMPANY ACT OF 1940 [   ]

                               AMENDMENT NO. 80          [ x ]

                         EATON VANCE MUTUAL FUNDS TRUST
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                (617) 482-8260
                                --------------
                         (Registrant's Telephone Number)

                                ALAN R. DYNNER
                                --------------
   The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
   -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)       [ ] on (date) pursuant to paragraph (a)(1)

[x] on July 23, 2001 pursuant to paragraph (b)              [ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] 60 days after filing pursuant to paragraph (a)(1)       [ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Tax-Managed International Growth Portfolio and Tax-Managed Value Portfolio have also executed this Registration Statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
                       EATON VANCE TAX-MANAGED VALUE FUND
                            Supplement to Prospectus
                               Dated March 1, 2001


1. Each Fund invests its assets in a corresponding open-end investment company with the same investment objective and policies as the Fund. Eaton Vance Tax-Managed International Growth Fund ("Tax-Managed International Growth Fund") invests its assets in Tax-Managed International Growth Portfolio. Eaton Vance Tax-Managed Value Fund ("Tax-Managed Value Fund") invests its assets in
Tax-Managed Value Portfolio. Descriptions of the investment objective and policies of each Fund under "Fund Summaries" and "Investment Objectives & Principal Policies and Risks" also describe the objective and policies of the relevant Portfolio.

2. The following is added to "Fund Summaries - Investment Objectives and Principal Strategies":

Each Fund pursues its investment objective by investing its assets in a separate registered investment company with the same investment objective and policies as the Fund.

3. The following replaces "Fund Summaries - Performance Information" for Eaton Vance Tax-Managed International Growth Fund:

Performance Information. The following bar chart and table provide information about Tax-Managed International Growth Fund's performance. The returns in the bar chart are for Class B shares for the calendar years through December 31, 2000 and do not reflect sales charges. If the sales charges were reflected, the returns would be lower. The table contains the Class A, Class B and Class C performance and a comparison to the performance of a broad-based, unmanaged market index of international stocks. Returns for Class B shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

    44.01%     - 19.21%       The highest quarterly total return for Class B was
    ------     --------       19.82% for the quarter ended December 31, 1999,
     1999        2000         and the lowest quarterly return was -10.63% for
                              the quarter ended December 31, 2000.

 Average Annual Total Return as of December 31, 2000                                       One Year            Life of Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                               -23.32%                3.21%
 Class B Return Before Taxes                                                               -23.25%                3.33%
 Class B Return After Taxes on Distributions                                               -23.25%                2.26%
 Class B Return After Taxes on Distributions and the Sale of Class B Shares                -14.05%                1.83%
 Class C Return Before Taxes                                                               -20.06%                4.60%
 Morgan Stanley Capital International Europe, Australasia, and Far East Index              -14.17%                4.72%
 (reflects no deduction for fees, expenses or taxes)

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. After-tax returns reflect foreign tax credits passed by the Fund to shareholders during the periods. Class B Return After Taxes on Distributions for One Year is the same as Class B Return Before Taxes for One Year because no distributions were paid on Class B shares during that year. Class B Return After Taxes on Distributions and the Sale of Class B Shares for One Year is higher than Class B Return After Taxes on Distributions for One Year because of realized losses.
Class A, Class B and Class C commenced operations on April 22, 1998. Life of Fund returns are calculated from April 30, 1998. No return is presented for Class D because it had not commenced operations as of December 31, 2000. The Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE) Index is a broad-based, unmanaged index of international stocks. Investors cannot invest directly in an Index. (Source for the EAFE Index: Lipper Inc.)

4. The following replaces "Fund Summaries - Performance Information" for Eaton Vance Tax-Managed Value Fund:
Performance Information. The following bar chart and table provide information about Tax-Managed Value Fund's performance. The returns in the bar chart are for Class A shares for the calendar year ended December 31, 2000 and do not reflect sales charges. If the sales charges were reflected, the returns would be lower. The table contains Class A performance and a comparison to the performance of a broad-based, unmanaged market index of value stocks. Returns in the table for Class A shares are shown before and after the reduction of taxes. Because Class B, Class C and Class D shares did not have a full year of performance as of December 31, 2000, no performance information is included in the table for those Classes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

        24.73%         The highest quarterly total return for Class A was 11.87%
        ------         for the quarter ended September 30, 2000, and the lowest
         2000          quarterly return was 0.10% for the quarter ended June 30,
                       2000.

 Average Annual Total Return as of December 31, 2000                                 One Year           Life of Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                          17.55%               17.55%
 Class A Return After Taxes on Distributions                                          17.55%               17.55%
 Class A Return After Taxes on Distributions and the Sale of Class A Shares           10.60%               15.29%
 Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)         7.01%                7.01%
 S&P 500 Index (reflects no deduction for fees, expenses or taxes)                    -9.10%               -9.10%

These returns reflect the maximum sales charge for Class A (5.75%). After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes will vary from the after-tax returns presented for Class A shares. Class A Return After Taxes on Distributions is the same as Class A Return Before Taxes because no distributions were paid on Class A shares during the periods. Class A commenced operations on December 27, 1999. Life of Fund returns are calculated from December 31, 1999. The S&P 500 Index is a broad-based, unmanaged market index of common stock and the Russell 1000 Value Index is a broad-based unmanaged market index of value stocks. Investors cannot invest directly in an Index. (Source for S&P 500 Index and Russell 1000 Value
Index: Lipper Inc.)

5. The following replaces Class A Annual Fund Operating Expenses under "Fund Summaries - Fund Fees and Expenses" for each Fund:

                                                                                          Tax-Managed International    Tax Managed
                                                                                                 Growth Fund           Value Fund
------------------------------------------------------------------------------------------------------------------------------------
 Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)        Class A              Class A
------------------------------------------------------------------------------------------------------------------------------------
 Management Fees                                                                                    1.00%                 0.80%
 Distribution and Service (12b-1) Fees*                                                             0.25%                 0.25%
 Other Expenses                                                                                     0.40%                 0.66%
                                                                                                    -----                 -----
 Total Annual Fund Operating Expenses                                                               1.65%                 1.71%

  *  Class A Service Fees are paid pursuant to a Service Plan.

6. The following replaces the fifth paragraph under "Investment Objectives & Principal Policies and Risks": Under normal market conditions, Tax-Managed Value Portfolio will invest at least 65% of its total assets in value stocks, which are common stocks that are inexpensive or undervalued relative to the overall stock market. In selecting stocks, the portfolio manager considers (among other factors) a company's earnings or cash flow capabilities, dividend prospects, the strength of the company's business franchises and estimates of the company's net value. Value stocks may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes. The portfolio manager seeks to build and maintain an investment portfolio of value stocks that will perform well over the long term on an after-tax basis. Tax-Managed Value Portfolio's holdings will represent a number of different industries, and no more than 25% of the Portfolio's total assets will be invested in any one industry. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the Company's fundamentals deteriorate or to realize tax losses.

7. The following replaces the first paragraph under "Management and Organization - Management":

Management. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $50 billion on behalf of mutual funds, institutional clients and individuals.

8. The following supplements "Management and Organization":

BMR serves as investment adviser to each Portfolio pursuant to an investment advisory agreement substantially identical to the agreement between each Fund and Eaton Vance. The description of each Fund's investment advisory agreement under "Management and Organization" also describes the respective Portfolio advisory agreement. Armin Lang manages Tax-Managed International Growth Portfolio and Michael Mach manages Tax-Managed Value Portfolio. Information about each portfolio manager appears under "Management and Organization". Because the Funds invest in the Portfolios, Eaton Vance no longer serves as the Funds' investment adviser.

9. The following supplements "Management and Organization - Organization":

Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

10. The following replaces the second sentence under "Valuing Shares":

The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings.

11. The following supplements "Financial Highlights":

                                                                          SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            TAX-MANAGED INTERNATIONAL GROWTH FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS A           CLASS B            CLASS C           CLASS D(2)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of period                       $12.070           $11.880             $11.860           $10.000
                                                              -------           -------             -------           -------
  Income (loss) from operations
  Net investment income (loss)                                $(0.044)          $(0.082)            $(0.082)          $(0.026)
  Net realized and unrealized gain (loss)                      (1.817)           (1.788)             (1.788)            0.976
                                                              --------          --------            --------          --------
  Total income (loss) from operations                         $(1.861)          $(1.870)            $(1.870)          $ 0.950
                                                              --------          --------            --------          --------
  Less distributions
  From net investment income                                  $ -----           $ ----              $ ----            $ ----
  In excess of net investment income                           (0.019)            ----                ----              ----
                                                              --------          --------            --------          --------
  Total distributions                                         $(0.019)          $ ----              $ ----            $ ----
                                                              --------          --------            --------          --------
  Net asset value - End of period                             $10.190           $10.010             $ 9.990           $10.950
                                                              ========          ========            ========          ========
  Total Return(3)                                              (15.44)%          (15.74)%           (15.77)%            9.50%
  Ratios/Supplemental Data
  Net assets, end of period (000's omitted)                    $72,895          $72,172             $51,994           $  57
  Ratios (as a percentage of average daily net assets):
   Net expenses                                                  1.70%(4)          2.45%(4)            2.45%(4)          2.45%(4)
   Net investment income (loss)                                (0.81)%(4)        (1.55)%(4)          (1.54)%(4)        (1.93)%(4)
  Portfolio turnover                                               72%               72%                 72%               72%
                                                                          SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    TAX-MANAGED VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS A           CLASS B            CLASS C           CLASS D(2)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of period                      $12.150            $11.710            $12.020           $10.000
                                                             -------            -------            -------           -------
  Income (loss) from operations
  Net investment income (loss)                               $0.007             $(0.021)           $(0.022)          $(0.003)
  Net realized and unrealized gain (loss)                     0.783               0.731              0.752              0.473
                                                             -------            -------            -------           --------
  Total income (loss) from operations                        $0.790             $0.710             $0.730            $ 0.470
                                                             -------            -------            -------           --------
  Less distributions
  From net investment income                                 $ ---              $ ---              $ ---             $ ---
  In excess of net investment income                           ---                ---                ---               ---
                                                            --------            -------            -------           -------
  Total distributions                                        $ ---              $ ----             $ ---             $ ---
                                                            --------            -------            -------           -------
  Net asset value - End of period                            $12.940            $12.420            $12.750           $10.470
                                                            ========            =======            =======           =======
  Total Return(3)                                             6.50%              6.06%               6.07%             4.70%
  Ratios/Supplemental Data
  Net assets, end of period (000's omitted)                  $94,836            $87,853            $84,571            $938
  Ratios (as a percentage of average daily net assets):
   Net expenses                                               1.38%(4)           2.13%(4)           2.13%(4)          2.12%(4)
   Net investment income (loss)                               0.16%(4)          (0.61)%(4)        (0.61)%(4)         (0.75)%(4)
  Portfolio turnover                                            37%                 37%               37%                37%

(1)Net investment loss per share was computed using average shares outstanding.
(2)For the period from the start of business, March 15, 2001, to April 30, 2001.
(3)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the ex-dividend date. Total return is not computed on an annualized basis.
(4)Annualized.

12. The date of the prospectus is July 23, 2001.


JULY 23, 2001                                                           MIG&VPS

                EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
                       EATON VANCE TAX-MANAGED VALUE FUND
                Supplement to Statement of Additional Information
                               Dated March 1, 2001


1. Each Fund invests its assets in a corresponding open-end investment company with the same investment objective and policies as the Fund. Eaton Vance Tax-Managed International Growth Fund ("Tax-Managed International Growth Fund") invests its assets in Tax-Managed International Growth Portfolio. Eaton Vance Tax-Managed Value Fund ("Tax-Managed Value Fund") invests its assets in
Tax-Managed Value Portfolio. Descriptions of the investment objective and policies of each Fund under "Strategies and Risks" also describe the objective and policies of the relevant Portfolio.

2. The following is added under "Investment Restrictions":

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

Each Portfolio has adopted substantially the same fundamental and non-fundamental investment restrictions as those adopted by each Fund. A Portfolio's fundamental investment restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

3. The following supplements "Management and Organization - Fund Management":

The Trustees and officers of the Trust are the same as the Trustees and officers of the Portfolios, except that William H. Ahern, Jr., Thomas J. Fetter, Robert
B. MacIntosh and Edward E. Smiley, Jr. serve as Vice Presidents of the Trust only.

The Nominating Committee, Special Committee and the Audit Committee of the Board of Trustees of each Portfolio are comprised of the same members, and serve comparable functions, as the corresponding Committees of the Board of Trustees of the Trust.

4. The following  replaces the last paragraph under "Management and Organization
- Fund Management":

The fees and expenses of the noninterested Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (The Trustees of the Trust and the Portfolios who are members of the Eaton Vance organization receive no compensation from the Trust and the Portfolios). During the fiscal year ending October 31, 2001, it is estimated that the noninterested Trustees of the Portfolios will earn the following compensation in their capacities as Trustees from the Portfolios and during the fiscal year ended October 31, 2000, the noninterested Trustees of the Trust earned the following compensation in their capacities as Trustees from the Trust. For the year ended December 31, 2000, the noninterested Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of Compensation  Jessica M. Bibliowicz  Donald R. Dwight   Samuel L. Hayes  Norton H. Reamer   Lynn A. Stout  Jack L. Treynor
----------------------  ---------------------  ----------------   ---------------  ----------------   -------------  ---------------
      Trust(2)             $ 12,271               $ 11,309           $ 11,912         $ 11,310          $ 11,456        $ 12,381
    Tax-Managed
 International Growth
      Portfolio*              2,603                  2,523              2,638            2,492             2,709           2,753
  Tax-Managed Value
      Portfolio*                566                    867                716              704               724             700

 Trust and Fund Complex     160,000                162,500(3)         170,000          160,000           160,000(4)      170,000

  *Estimated

(1) As of July 23, 2001, the Eaton Vance fund complex consists of 155 registered investment companies or series thereof.
(2) The Trust consisted of 17 Funds as of October 31, 2000.
(3) Includes $60,000 of deferred compensation.
(4) Includes $16,000 of deferred compensation.

5. The following is added to "Management and Organization - Organization":

Tax-Managed International Growth Portfolio and Tax-Managed Value Portfolio were organized as trusts under the laws of the state of New York on June 22, 1998 and February 13, 2001, respectively, and intend to be treated as partnerships for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

6. The following supplements "Investment Advisory and Administrative Services":

Boston Management and Research ("BMR") is the investment adviser of each Portfolio, managing the investments and affairs of each Portfolio and providing related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. BMR serves as investment adviser to each Portfolio pursuant to an investment advisory agreement substantially identical to the agreement between each Fund and Eaton Vance. The description of each Fund's investment advisory agreement under this section also describes the respective Portfolio advisory agreement. Because the Funds invest in the Portfolios, Eaton Vance no longer serves as the Funds' investment adviser.

7. The following replaces "Investment Advisory and Administrative Services - Information About Eaton Vance":

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of BMR are owned by Eaton Vance and all of the shares of Eaton Vance are owned by Eaton Vance Business Trust which is owned by EVC. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of

BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

8. The following replaces "Investment Advisory and Administrative Services - Code of Ethics":

Code of Ethics. The investment adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

9. The following replaces "Investment Advisory and Administrative Services - Expenses":

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

10. The following replaces "Other Service Providers - Custodian":

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. IBT has custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

11. The following replaces "Other Service Providers - Independent Accountants":

Independent Accountants. Deloitte & Touche, LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

12. The following replaces the first and second paragraphs under "Purchasing and Redeeming Shares - Calculation of Net Asset Value":

Calculation of Net Asset Value. The net asset value of each Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

13. The following supplements "Purchasing and Redeeming Shares - Calculation of Net Asset Value":

The Trustees of each Portfolio have established the procedures for the fair valuation of the Portfolio's assets that are substantially identical to those of each Fund as described under "Purchasing and Redeeming Shares - Calculation of Net Asset Value".

14. The following replaces the first three paragraphs under "Performance":

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, alternatively, is applied to reduce federal income taxes payable on distributions at or near year-end. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Investors may be provided with information on equity investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information included in advertisements and materials furnished to present and prospective investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

15. The following replaces the second paragraph under "Taxes":

Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for a Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and each Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

16. The following replaces the seventh and eighth paragraphs under "Taxes":

If more than 50% of Tax-Managed International Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes.

Tax-Managed Value Portfolio also may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of Tax-Managed Value Portfolio will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

17. References to Eaton Vance under "Portfolio Securities Transactions" are replaced with BMR.

18. The following replaces the disclosure under "Financial Statements":

The unaudited and audited financial statements of, and (in the case of audited financials) the independent auditors' reports for, each Fund, appear in that Fund's most recent semiannual and annual report to shareholders and are incorporated by reference into this SAI. A copy of these reports accompanies this SAI. Attached hereto are the financial statements of, and independent auditors report for, each Portfolio.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the unaudited and audited financial information for the Funds listed below for the six months ended April 30, 2001 and for the fiscal year ended October 31, 2000, as previously filed electronically with the SEC:

                         Six Months Ended April 30, 2001
                         -------------------------------
                       Eaton Vance Tax-Managed Value Fund
                      (Accession No. 0000912057-01-520791)
                Eaton Vance Tax-Managed International Growth Fund
                      (Accession No. 0000912057-01-521191)
                        Fiscal Year End October 30, 2000
                        --------------------------------
                       Eaton Vance Tax-Managed Value Fund
                      (Accession No. 0000912057-00-055075)
                Eaton Vance Tax-Managed International Growth Fund
                      (Accession No. 0000912057-01-000197)

19. The following replaces "Performance Information" and "Control Persons and Principal Holders of Securities" under "Appendix A - Class A Fees, Performance and Ownership":

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

                                                                                    Period Ended
Tax-Managed International Growth Fund                                              April 30, 2001

Average Annual Total Return:                                                    One Year          Life of Fund
----------------------------                                                    --------          ------------

Before Taxes and Excluding Maximum Sales Charge                                 -25.40%              0.85%
Before Taxes and Including Maximum Sales Charge                                 -29.66%              -1.10%
After Taxes on Distributions and Excluding Maximum Sales Charge                 -25.27%               0.85%
After Taxes on Distributions and Including Maximum Sales Charge                 -29.55%              -1.10%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  -15.15%               0.74%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  -17.74%              -0.82%

  Class A commenced operations on April 22, 1998.  After-tax returns have been adjusted where appropriate to reflect tax credits available to shareholders as the result of foreign income taxes paid by the Fund.  Return After Taxes on Distributions and
  Redemption for One Year Including Maximum Sales Charge is higher than Return After Taxes on Distributions for One Year Including
  Maximum Sales Charge because of realized losses.

                                                                                    Period Ended
Tax-Managed Value Fund                                                             April 30, 2001

Average Annual Total Return:                                                    One Year          Life of Fund
----------------------------                                                    --------          ------------

Before Taxes and Excluding Maximum Sales Charge                                 21.39%              21.21%
Before Taxes and Including Maximum Sales Charge                                 14.41%              15.97%
After Taxes on Distributions and Excluding Maximum Sales Charge                 21.39%              21.21%
After Taxes on Distributions and Including Maximum Sales Charge                 14.41%              15.97%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  12.92%              17.07%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge   8.70%              12.84%

  Class A commenced operations on December 27, 1999.  Return After Taxes on Distributions is the same as Return Before Taxes because no distributions were paid during the periods.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Control Persons and Principal Holders of Securities. At July 2, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of each Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

        Tax-Managed International
        Growth Fund                 Merrill Lynch, Pierce, Fenner & Smith, Inc.         Jacksonville, FL                6.4%
                                    Centurion Trust Company                             Phoenix, AZ                     5.5%

        Tax-Managed Value Fund      Merrill Lynch, Pierce, Fenner & Smith, Inc.         Jacksonville, FL                8.9%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of each Fund as of such date.

20. The following replaces "Performance Information" and "Control Persons and Principal Holders of Securities" under "Appendix B - Class B Fees, Performance and Ownership":

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

                                                                                    Period Ended
Tax-Managed International Growth Fund                                              April 30, 2001

Average Annual Total Return:                                                    One   Year        Life of Fund
----------------------------                                                    -----------       ------------
Before Taxes and Excluding Maximum Sales Charge                                 -25.91%              0.10%
Before Taxes and Including Maximum Sales Charge                                 -29.61%             -0.90%
After Taxes on Distributions and Excluding Maximum Sales Charge                 -25.91%              0.09%
After Taxes on Distributions and Including Maximum Sales Charge                 -29.61%             -0.91%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  -15.65%              0.09%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  -17.89%             -0.71%

  Class B commenced operations on April 22, 1998.  After-tax returns have been adjusted where appropriate to reflect tax credits
  available to shareholders as the result of foreign income taxes paid by the Fund.   Return After Taxes on Distributions for One
  Year is the same as Return Before Taxes for One Year because no distributions were paid during that year.   Return After Taxes on
  Distributions and Redemption for Life of Fund Including Maximum Sales Charge is higher than Return After Taxes on Distributions for Life of Fund Including Maximum Sales Charge because of realized losses.

                                                                                           Period Ended
Tax-Managed Value Fund                                                                    April 30, 2001

Average Annual Total Return:                                                    One Year          Life of Fund
----------------------------                                                    --------          ------------

Before Taxes and Excluding Maximum Sales Charge                                 20.47%              18.29%
Before Taxes and Including Maximum Sales Charge                                 15.47%              14.59%
After Taxes on Distributions and Excluding Maximum Sales Charge                 20.47%              18.29%
After Taxes on Distributions and Including Maximum Sales Charge                 15.47%              14.59%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  12.36%              14.70%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  9.34%              11.71%

  Class B commenced operations on January 14, 2000.  Return After Taxes on Distributions is the same as Return Before Taxes because no distributions were paid during the periods.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Control Persons and Principal Holders of Securities. At July 2, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of each Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Tax-Managed International
Growth Fund                     Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        12.2%
Tax-Managed Value Fund          Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        21.7%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of each Fund as of such date.

21. The following replaces "Performance Information" and "Control Persons and Principal Holders of Securities" under "Appendix C - Class C Fees, Performance and Ownership":

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

                                                                                    Period Ended
Tax-Managed International Growth Fund                                              April 30, 2001

Average Annual Total Return:                                                    One   Year        Life of Fund
----------------------------                                                    -----------       ------------
Before Taxes and Excluding Maximum Sales Charge                                 -25.87%              0.04%
Before Taxes and Including Maximum Sales Charge                                 -26.61%              0.04%
After Taxes on Distributions and Excluding Maximum Sales Charge                 -25.87%              0.04%
After Taxes on Distributions and Including Maximum Sales Charge                 -26.61%              0.04%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  -15.63%              0.04%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  -16.07%              0.04%

  Class C commenced operations on April 22, 1998.  After-tax returns have been adjusted where appropriate to reflect tax credits
  available to shareholders as the result of foreign income taxes paid by the Fund.   Return After Taxes on Distributions for One
  Year is the same as Return Before Taxes for One Year because no distributions were paid during that year.   Return After Taxes on
  Distributions and Redemption for One Year Including Maximum Sales Charge is higher than Return After Taxes on Distributions for One Year Including Maximum Sales Charge because of realized losses.

                                                                                           Period Ended
Tax-Managed Value Fund                                                                    April 30, 2001

Average Annual Total Return:                                                    One Year          Life of Fund
----------------------------                                                    --------          ------------
Before Taxes and Excluding Maximum Sales Charge                                 20.51%              21.08%
Before Taxes and Including Maximum Sales Charge                                 19.51%              21.08%
After Taxes on Distributions and Excluding Maximum Sales Charge                 20.51%              21.08%
After Taxes on Distributions and Including Maximum Sales Charge                 19.51%              21.08%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  12.39%              16.95%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  11.78%              16.95%

  Class C commenced operations on January 21, 2000.  Return After Taxes on Distributions is the same as Return Before Taxes because no distributions were paid during the periods.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Control Persons and Principal Holders of Securities. At July 2, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of each Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

        Tax-Managed International
        Growth Fund                 Merrill Lynch, Pierce, Fenner & Smith, Inc.         Jacksonville, FL               21.4%

         Tax-Managed Value Fund     Merrill Lynch, Pierce, Fenner & Smith, Inc.         Jacksonville, FL               20.2%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of each Fund as of such date.

22. The following supplements "Appendix D - Class D Fees, Performance and Ownership":

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 for the periods shown in each table. Total return for the period prior to March 15, 2001 reflects the total return of Class B. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

                                                                                                Period Ended
Tax-Managed International Growth Fund                                                          April 30, 2001
Average Annual Total Return:                                                            One Year        Life of Fund
----------------------------                                                            --------        ------------

Before Taxes and Excluding Maximum Sales Charge                                         -23.73%             1.06%
Before Taxes and Including Maximum Sales Charge                                         -27.54%             0.08%
After Taxes on Distributions and Excluding Maximum Sales Charge                         -23.73%             1.05%
After Taxes on Distributions and Including Maximum Sales Charge                         -27.54%             0.07%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          -14.33%             0.86%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          -16.64%             0.07%

Class B commenced operations on April 22, 1998. After-tax returns have been adjusted where appropriate to reflect tax credits available to shareholders as the result of foreign income taxes paid by the Fund. Return After Taxes on Distributions for One Year is the same as Return Before Taxes for One Year because no distributions were paid during that year. Return After Taxes on Distributions and Redemption for One Year Including Maximum Sales Charge is higher than Return After Taxes on Distributions for One Year Including Maximum Sales Charge because of realized losses.

                                                                                                 Period Ended
Tax-Managed Value Fund                                                                          April 30, 2001
Average Annual Total Return:                                                            One Year        Life of Fund
----------------------------                                                            --------        ------------

Before Taxes and Excluding Maximum Sales Charge                                          20.56%             18.36%
Before Taxes and Including Maximum Sales Charge                                          15.56%             14.65%
After Taxes on Distributions and Excluding Maximum Sales Charge                          20.56%             18.36%
After Taxes on Distributions and Including Maximum Sales Charge                          15.56%             14.65%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge           12.42%             14.76%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge           9.40%              11.77%

Class B commenced operations on January 14, 2000. Return After Taxes on Distributions is the same as Return Before Taxes because no distributions were paid during the periods.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Control Persons and Principal Holders of Securities. At July 2, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of each Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Tax-Managed International
Growth Fund                 First Clearing Corporation A/C 3249-2923 Martha J. Fessler Tr.      Woodburn, OR            16.0%
                            BNY Clearing Services LLC A/C 1801-1089 Suzanne Farnsworth          Milwaukee, WI           12.7%
                            NFSC FEBO #STL-643866 - Walter Banff, Tim Banff POA                 Mullica Hill, NJ        12.6%
                            Painewebber FBO Comerica Bank & Brenda Burnes TTEES for the
                              Shaun Patrick Burns Irrevocable Trust                             Tampa, FL               11.1%
                            NFSC FEBO #C1Q-359602, Felicita E. Hodge-Forde Cust.
                              Solomar A. Forde UTMA                                             Newark, NJ               6.6%
                            NFSC FEBO #C1Q-395722, Nougzar Lataria Cust.
                              Elizabeth Lataria UTMA                                            Douglaston Manor, NY     6.1%
                            Fiserv Securities, Inc. FAO 14020145                                Philadelphia, PA         5.5%
                            US Clearing Corp. FBO 142-03075-12                                  New York, NY             5.4%
                            US Clearing Corp. FBO 598-04801-14                                  New York, NY             5.1%
Tax-Managed Value Fund      NFSC FEBO #C1D-004430, Washington St. Marine Officers Corp.         Bronx, NY               10.9%

Beneficial owners of 25% or more of Class D are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of each Fund as of such date.

23. The date of the SAI is July 23, 2001.


July 23, 2001                                                            MIG&VSS

                              FINANCIAL STATEMENTS

                   TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 21, 2001

ASSETS:
     Cash ..............................................................$100,010
                                                                        --------
          Total assets .................................................$100,010
                                                                        ========

LIABILITIES AND NET ASSETS:
          Net assets ...................................................$100,010
                                                                        ========

Notes:

(1) Tax-Managed International Growth Portfolio (the "Portfolio") was organized as a New York trust on June 22, 1998 and has been inactive since that date, except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the sale of an interest therein at the purchase price of $100,000 to Eaton Vance Tax-Managed International Growth Fund (the "Fund"), and the sale of an interest therein at the purchase price of $10 to Boston Management & Research (the "Initial Interests").

(2) The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimated.

(3) At 4:00 PM, New York City time, on each business day of the Portfolio, the value of an investor's interest in the Portfolio is equal to the product of
     (i) the aggregate net asset value of the Portfolio multiplied by (ii) the percentage representing that investor's share of the aggregate interest in the Portfolio effective for that day.

                          INDEPENDENT AUDITORS' REPORT


To the Trustees and Investors of
     Tax-Managed International Growth Portfolio:

     We have audited the accompanying statement of assets and liabilities of Tax-Managed International Growth Portfolio (a New York Trust) (the Portfolio) as of May 21, 2001. This financial statement is the responsibility of the Portfolio's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Tax-Managed International Growth Portfolio as of May 21, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 22, 2001

                              FINANCIAL STATEMENTS

                           TAX-MANAGED VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 21, 2001

ASSETS:
     Cash ..............................................................$100,010
                                                                        --------
          Total assets .................................................$100,010
                                                                        ========

LIABILITIES AND NET ASSETS:
          Net assets ...................................................$100,010
                                                                        ========

Notes:

(1) Tax-Managed Value Portfolio (the "Portfolio") was organized as a New York trust on February 13, 2001 and has been inactive since that date, except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the sale of an interest therein at the purchase price of $100,000 to Eaton Vance Tax-Managed Value Fund (the "Fund"), and the sale of an interest therein at the purchase price of $10 to Boston Management & Research (the "Initial Interests").

(2) The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimated.

(3) At 4:00 PM, New York City time, on each business day of the Portfolio, the value of an investor's interest in the Portfolio is equal to the product of
     (i) the aggregate net asset value of the Portfolio multiplied by (ii) the percentage representing that investor's share of the aggregate interest in the Portfolio effective for that day.

                          INDEPENDENT AUDITORS' REPORT


To the Trustees and Investors of
     Tax-Managed Value Portfolio:

     We have audited the accompanying statement of assets and liabilities of Tax-Managed Value Portfolio (a New York Trust) (the Portfolio) as of May 21, 2001. This financial statement is the responsibility of the Portfolio's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Tax-Managed Value Portfolio as of May 21, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP


Boston, Massachusetts
May 22, 2001

ITEM 23.       EXHIBITS (WITH INAPPLICABLE ITEMS OMITTED)

  (a)(1) Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August 17, 1993, filed as Exhibit (1)(a) to
               Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (2) Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (3) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

     (4) Amendment and Restatement of Establishment and Designation of Series of Shares effective March 1, 2001 and dated December 11, 2000 filed as Exhibit (a)(5) to Post-Effective Amendment No.73 filed February 26, 2001 and incorporated herein by reference.

     (5) Amended and Restatement of Establishment and Designation of Series of Shares dated June 18, 2001 filed as Exhibit (a)(5) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

  (b)(1)       By-Laws as amended  November  3, 1986 filed as Exhibit  (2)(a) to
               Post-Effective   Amendment   No.  23  filed  July  14,  1995  and
               incorporated herein by reference.

     (2) Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

  (c)          Reference is made to Item 23(a) and 23(b) above.

  (d)(1) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

     (2) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

     (3) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

     (4) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed International Growth Fund dated March 4, 1998 filed as Exhibit (5)(e) to Post-Effective Amendment No. 42 filed March 30, 1998 and incorporated herein by reference.

     (5) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Value Fund dated August 16, 1999 filed as Exhibit (d)(5) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

     (6) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

  (e)(1) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (2) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (3) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(7) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (4) Distribution Agreement dated as of March 1, 2001 between Eaton Vance Mutual Funds Trust and Eaton Vance Distributors, Inc. filed as Exhibit (e)(5) to Post-Effective Amendment No.73 filed February 26, 2001 and incorporated herein by reference.

       (i) Schedule A - June 18, 2001 to Distribution Agreement filed as Exhibit (e)(4)(i) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

     (5) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (2)       Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed February 27, 1996 and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
               January 25, 1999 and incorporated herein by reference.

     (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

     (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

  (h)(1) (a)   Amended  Administrative  Services  Agreement  between Eaton Vance
               Mutual Funds Trust (on behalf of certain of its series) and Eaton
               Vance  Management  dated July 31,  1995 with  attached  schedules
               (including Amended Schedule A dated May 7, 1996) filed as Exhibit
               (9)(a) to Post-Effective Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.

         (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated July 31, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

     (2) (a) Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 with attached Schedule A dated August 16, 1999 filed as Exhibit (h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

          (b) Schedule A-1 to Administrative Services Agreement effective May 1, 2000 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 59 filed May 1, 2000 and incorporated herein by reference.

          (c) Schedule A-2 to Administrative Services Agreement effective June 19, 2000 filed as Exhibit (h)(2)(c) to Post-Effective Amendment No. 61 filed June 23, 2000 and incorporated herein by reference.

          (d) Schedule A-3 to Administrative Services Agreement effective August 14, 2000 filed as Exhibit (h)(2)(d) to Post-Effective Amendment No. 66 filed August 14, 2000 and incorporated herein by reference.

          (e) Schedule A-4 to Administrative Services Agreement effective March 1, 2001 filed as Exhibit (h)(2)(e) to Post-Effective Amendment No.73 filed February 26, 2001 and incorporated herein by reference.

          (f) Schedule A-5 to Administrative Services Agreement effective June 18, 2001 filed as Exhibit (h)(2)(f) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

     (3)       Transfer Agency  Agreement dated January 1, 1998 filed as Exhibit
               (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) filed February
               25, 1998 and incorporated herein by reference.

  (i)(1)       Opinion of Internal  Counsel dated June 20, 2001 filed as Exhibit
               (i) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

     (2)       Consent of Counsel filed herewith.

  (j)(1)       Independent  Auditors'  Consent  for  Tax-Managed   International
               Growth Portfolio filed herewith.

     (2) Independent Auditors' Consent for Tax-Managed Value Portfolio filed herewith.

     (3)       Independent   Auditors'   Consent  for  Eaton  Vance  Tax-Managed
               International Growth Fund filed herewith.

     (4) Independent Auditors' Consent for Eaton Vance Tax-Managed Value Fund filed herewith.

  (m)(1)  (a)  Distribution  Plan for Eaton Vance Money Market Fund  pursuant to
               Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

          (b) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (2) (a) Eaton Vance Mutual Funds Trust Class A Service Plan adopted June 23, 1997 with attached Schedules (A, A-1 and A-2) filed as Exhibit (15)(i) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

          (b) Schedules A-3, A-4 and A-5 to Class A Service Plan filed as Exhibit (m)(3)(b) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

          (c) Schedule A-6 to Class A Service Plan effective May 1, 2000 filed as Exhibit (m)(3)(c) to Post-Effective Amendment No. 59 filed May 1, 2000 and incorporated herein by reference.

          (d) Schedule A-7 to Class A Service Plan effective June 19, 2000 filed as Exhibit (m)(3)(d) to Post-Effective Amendment No. 61 filed June 23, 2000 and incorporated herein by reference.

          (e) Schedule A-8 to Class A Service Plan effective August 14, 2000 filed as Exhibit (m)(2)(e) to Post-Effective Amendment No. 66 filed August 14, 2000 and incorporated herein by reference.

          (f) Schedule A-9 to Class A Service Plan effective March 1, 2001 filed as Exhibit (m)(2)(f) to Post-Effective Amendment No. 73 filed February 26, 2001 and incorporated herein by reference.

          (g) Eaton Vance Mutual Funds Trust Class S Service Plan adopted February 22, 1999 filed as Exhibit (m)(3)(c) to Post-Effective Amendment No. 53 filed July 28, 1999 and incorporated herein by reference.

          (h) Schedule A-10 to Class A Service Plan effective June 18, 2001 filed as Exhibit (m)(2)(h) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

     (3) (a) Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedules (A, A-1 and A-2) filed as Exhibit (15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

          (b) Schedules A-3, A-4 and A-5 to Class B Distribution Plan filed as Exhibit (m)(4)(b) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

          (c) Schedule A-6 to Class B Distribution Plan effective May 1, 2000 filed as Exhibit (m)(4)(c) to Post-Effective Amendment No. 59 filed May 1, 2000 and incorporated herein by reference.

          (d) Schedule A-7 to Class B Distribution Plan effective June 19, 2000 filed as Exhibit (m)(4)(d) to Post-Effective Amendment No. 61 filed June 23, 2000 and incorporated herein by reference.

          (e) Schedule A-8 to Class B Distribution Plan effective August 14, 2000 filed as Exhibit (m)(3)(e) to Post-Effective Amendment No. 66 filed August 14, 2000 and incorporated herein by reference.

          (f) Schedule A-9 to Class B Distribution Plan effective March 1, 2001 filed as Exhibit (m)(3)(f) to Post-Effective Amendment No. 73 filed February 26, 2001 and incorporated herein by reference.

     (4) (a) Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedules (A and A-1) filed as Exhibit (15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

          (b) Schedules A-2, A-3, A-4 and A-5 to Class C Distribution Plan filed as Exhibit (m)(5)(b) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

          (c) Schedule A-6 to Class C Distribution Plan effective May 1, 2000 filed as Exhibit No. (m)(5)(c) to Post-Effective Amendment No. 59 filed May 1, 2000 and incorporated herein by reference.

          (d) Schedule A-7 to Class C Distribution Plan effective June 19, 2000 filed as Exhibit (m)(5)(d) to Post-Effective Amendment No. 61 filed June 23, 2000 and incorporated herein by reference.

          (e) Schedule A-8 to Class C Distribution Plan effective August 14, 2000 filed as Exhibit (m)(4)(e) to Post-Effective Amendment No. 66 filed August 14, 2000 and incorporated herein by reference.

          (f) Schedule A-9 to Class C Distribution Plan effective March 1, 2001 filed as Exhibit (m)(4)(f) to Post-Effective Amendment No. 73 filed February 26, 2001 and incorporated herein by reference.

     (5) (a) Eaton Vance Mutual Funds Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedules (A and A-1) as Exhibit
               (5)(a) to Post-Effective Amendment No. 71 filed January 12, 2001 and incorporated herein by reference.

  (o) Amended and Restated Multiple Class Plan filed as Exhibit (o)(4) to Post-Effective Amendment No. 71 filed January 12, 2001 and incorporated herein by reference.

  (p)          Code  of  Ethics  adopted  by  Eaton  Vance  Corp.,  Eaton  Vance
               Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000 as revised November 6, 2000 filed as Exhibit (p) to Post-Effective Amendment No. 75 of Eaton Vance Growth Trust (File Nos. 02-22019, 811-1241) filed December 21, 2000 and incorporated herein by reference.

   (q)(1) (a)  Power of Attorney  for Eaton Vance  Mutual Funds Trust dated June
               23, 1997 filed as Exhibit No. (17)(a) to Post-Effective Amendment No. 35 filed July 3, 1997 and incorporated herein by reference.

          (b) Power of Attorney for Eaton Vance Mutual Funds Trust dated November 16, 1998 filed as Exhibit (q)(1)(a) to Post-Effective Amendment No. 47 filed December 30, 1998 and incorporated herein by reference.

     (2) (a) Power of Attorney for Government Obligations Portfolio dated April 22, 1997 filed as Exhibit (17)(b) to Post-Effective Amendment No. 36 filed July 25, 1997 and incorporated herein by reference.

          (b) Power of Attorney for Government Obligations Portfolio dated November 16, 1998 filed as Exhibit (q)(2)(a) to Post-Effective Amendment No. 48 filed February 25, 1999 and incorporated herein by reference.

     (3) (a) Power of Attorney for High Income Portfolio dated February 14, 1997 filed as Exhibit No. (17)(c) to Post-Effective Amendment No. 36 filed July 26, 1997 and incorporated herein by reference.

          (b) Power of Attorney for High Income Portfolio dated November 16, 1998 filed as Exhibit (q)(3)(a) to Post-Effective Amendment No. 47 filed December 30, 1998 and incorporated herein by reference.

     (4) (a) Power of Attorney for Strategic Income Portfolio dated April 22, 1997 filed as Exhibit No. (17)(d) to Post-Effective Amendment No. 36 filed July 26, 1997 and incorporated herein by reference.

          (b) Power of Attorney for Strategic Income Portfolio dated November 16, 1998 filed as Exhibit (q)(4)(a) to Post-Effective Amendment No. 47 filed December 30, 1998 and incorporated herein by reference.

     (5) (a) Power of Attorney for Cash Management Portfolio dated April 22, 1997 filed as Exhibit (17)(e) to Post-Effective Amendment No. 36 filed July 26, 1997 and incorporated herein by reference.

          (b) Power of Attorney for Cash Management Portfolio dated November 16, 1998 filed as Exhibit (q)(5)(a) to Post-Effective Amendment No. 48 filed February 25, 1999 and incorporated herein by reference.

     (6) (a) Power of Attorney for Tax-Managed Growth Portfolio dated February 20, 1998 filed as Exhibit No. (17)(f) to Post-Effective Amendment No. 41 filed February 26, 1998 and incorporated herein by reference.

          (b) Power of Attorney for Tax-Managed Growth Portfolio dated November 16, 1998 filed as Exhibit (q)(6)(a) to Post-Effective Amendment No. 47 filed December 30, 1998 and incorporated herein by reference.

     (7) Power of Attorney for Capital Appreciation Portfolio dated February 28, 2000 filed as Exhibit (q)(7) to Post-Effective Amendment No. 56 filed February 28, 2000 and incorporated herein by reference.

     (8) Power of Attorney for Floating Rate Portfolio dated June 19, 2000 filed as Exhibit (q)(8) to Post-Effective Amendment No. 61 filed June 23, 2000 and incorporated herein by reference.

     (9) Power of Attorney for Tax-Managed Emerging Growth Portfolio dated August 14, 2000 filed as Exhibit (q)(9) to Post-Effective Amendment No. 66 filed August 14, 2000 and incorporated herein by reference.

     (10) Power of Attorney for Tax-Managed International Growth Portfolio dated March 15, 2001 filed as Exhibit (q)(10) to Post-Effective Amendment No. 75 filed May 24, 2001 and incorporated herein by reference.

     (11) Power of Attorney for Tax-Managed Value Portfolio dated March 15, 2001 filed as Exhibit (q)(11) to Post-Effective Amendment No. 75 filed May 24, 2001 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No.
801-15930) and Boston Management and Research (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

 Eaton Vance Advisers Senior             Eaton Vance Municipals Trust II
 Floating-Rate Fund
 Eaton Vance Growth Trust                Eaton Vance Mutual Funds Trust
 Eaton Vance Income Fund of Boston       Eaton Vance Prime Rate Reserves
 Eaton Vance Institutional Senior        Eaton Vance Special Investment Trust
 Floating-Rate Fund
 Eaton Vance Investment Trust            EV Classic Senior Floating-Rate Fund
 Eaton Vance Municipals Trust            Eaton Vance Variable Trust

     (b)

         (1)                                   (2)                               (3)
 Name and Principal                   Positions and Offices              Positions and Offices
  Business Address*                 with Principal Underwriter               with Registrant
  -----------------                 --------------------------           ---------------------

  Albert F. Barbaro                     Vice President                           None
      Ira Baron                         Vice President                           None
     Chris Berg                         Vice President                           None
  Kate B. Bradshaw                      Vice President                           None
    Mark Carlson                        Vice President                           None
  Daniel C. Cataldo               Vice President and Treasurer                   None
  Patrick Cosgrove                      Vice President                           None
     Raymond Cox                        Vice President                           None
    Peter Crowley                       Vice President                           None
     John Dolan                         Vice President                           None
     Ellen Duffy                        Vice President                           None
   Alan R. Dynner              Vice President, Secretary and Clerk            Secretary
 Richard A. Finelli                     Vice President                           None
     Kelly Flynn                        Vice President                           None
     James Foley                        Vice President                           None
  Michael A. Foster                     Vice President                           None
Anne Marie Gallagher                    Vice President                           None
  William M. Gillen                Senior Vice President                         None
  Hugh S. Gilmartin                     Vice President                           None
   Robert Hammond                       Vice President                           None
   James B. Hawkes               Vice President and Director            President and Trustee
   Perry D. Hooker                      Vice President                           None
     Steve Jones                        Vice President                           None
   Teresa A. Jones                      Vice President                           None
     Kara Lawler                        Vice President                           None
   Thomas P. Luka                       Vice President                           None
    John Macejka                        Vice President                           None
   Geoff Marshall                       Vice President                           None
     Tim McEwen                         Vice President                           None
 Joseph T. McMenamin                    Vice President                           None
  Morgan C. Mohrman                 Senior Vice President                        None
   Michael Nardone                      Vice President                           None
  James A. Naughton                     Vice President                           None
    Joseph Nelson                       Vice President                           None
   Mark D. Nelson                       Vice President                           None
  Linda D. Newkirk                      Vice President                           None
  James L. O'Connor                     Vice President                        Treasurer
    Andrew Ogren                        Vice President                           None
 George D. Owen, II                     Vice President                           None
     Philip Pace                        Vice President                           None
    Margaret Pier                       Vice President                           None
  Enrique M. Pineda                     Vice President                           None
     Matt Raynor                        Vice President                           None
   Frances Rogell                       Vice President                           None
    Jay S. Rosoff                       Vice President                           None
  Stephen M. Rudman                     Vice President                           None
   Kevin Schrader                       Vice President                           None
  Lawrence Sinsimer                 Senior Vice President                        None
  William M. Steul               Vice President and Director                     None
Cornelius J. Sullivan               Senior Vice President                        None
     Peter Sykes                        Vice President                           None
   David M. Thill                       Vice President                           None
   John M. Trotsky                      Vice President                           None
    Jerry Vainisi                       Vice President                           None
    John Vaughan                        Vice President                           None
     Chris Volf                         Vice President                           None
   Debra Wekstein                       Vice President                           None
 Wharton P. Whitaker               President and Director                        None

------------------------------------------
* Address is The Eaton Vance Building, 255 State Street, Boston, MA  02109

     (c)   Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC, Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on July 19, 2001.


                                    EATON VANCE MUTUAL FUNDS TRUST

                                    By:  JAMES B. HAWKES*
                                    -------------------------------------
                                         James B. Hawkes, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on July 19, 2001.

      SIGNATURE                                     TITLE
      ---------                                     -----

James B. Hawkes*                  President (Chief Executive Officer) and Trustee
-------------------------
James B. Hawkes


/s/ James L. O'Connor        Treasurer (and Principal Financial and Accounting Officer)
-------------------------
James L. O'Connor


Jessica M. Bibliowicz*                             Trustee
-------------------------
Jessica M. Bibliowicz


Donald R. Dwight*                                  Trustee
-------------------------
Donald R. Dwight


Samuel L. Hayes, III*                              Trustee
-------------------------
Samuel L. Hayes


Norton H. Reamer*                                  Trustee
-------------------------
Norton H. Reamer


Lynn A. Stout*                                     Trustee
-------------------------
Lynn A. Stout


Jack L. Treynor*                                   Trustee
-------------------------
Jack L. Treynor


*By: /s/  Alan R. Dynner
     ------------------------
      Alan R. Dynner ( As attorney-in-fact)

                                   SIGNATURES

     Tax-Managed Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 19, 2001.

                                  TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO

                                  By:  JAMES B. HAWKES*
                                  ----------------------------------------------
                                       James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on July 19, 2001.

      SIGNATURE                                     TITLE
      ---------                                     -----

James B. Hawkes*                  President (Chief Executive Officer) and Trustee
-------------------------
James B. Hawkes


/s/ James L. O'Connor          Treasurer (Principal Financial and Accounting Officer)
-------------------------
James L. O'Connor


Jessica M. Bibliowicz*                             Trustee
-------------------------
Jessica M. Bibliowicz


Donald R. Dwight*                                  Trustee
-------------------------
Donald R. Dwight


Samuel L. Hayes, III*                              Trustee
-------------------------
Samuel L. Hayes


Norton H. Reamer*                                  Trustee
-------------------------
Norton H. Reamer


Lynn A. Stout*                                     Trustee
-------------------------
Lynn A. Stout


Jack L. Treynor*                                   Trustee
-------------------------
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
         Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Tax-Managed Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 19, 2001.

                                  TAX-MANAGED VALUE PORTFOLIO

                                  By:  JAMES B. HAWKES*
                                  --------------------------------------------
                                       James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on July 19, 2001.

      SIGNATURE                                     TITLE
      ---------                                     -----

James B. Hawkes*                  President (Chief Executive Officer) and Trustee
-------------------------
James B. Hawkes


/s/ James L. O'Connor          Treasurer (Principal Financial and Accounting Officer)
-------------------------
James L. O'Connor


Jessica M. Bibliowicz*                             Trustee
-------------------------
Jessica M. Bibliowicz


Donald R. Dwight*                                  Trustee
-------------------------
Donald R. Dwight


Samuel L. Hayes, III*                              Trustee
-------------------------
Samuel L. Hayes


Norton H. Reamer*                                  Trustee
-------------------------
Norton H. Reamer


Lynn A. Stout*                                     Trustee
-------------------------
Lynn A. Stout


Jack L. Treynor*                                   Trustee
-------------------------
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
         Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.    Description
-----------    -----------

  (i)(2)       Consent of Counsel dated July 20, 2001

  (j)(1)       Independent  Auditors'  Consent  for  Tax-Managed   International
               Growth Portfolio

     (2)       Independent Auditors' Consent for Tax-Managed Value Portfolio

     (3)       Independent   Auditors'   Consent  for  Eaton  Vance  Tax-Managed
               International Growth Fund

     (4)       Independent  Auditors'  Consent for Eaton Vance Tax-Managed Value
               Fund